Restructuring Charges (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Total		$ 24,536	$ 70,901	$ 0	$ 0
Restructuring payments percentage	40.00%		40.00%
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Total	$ 46,365